PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 127,474	$ 188,100	$ 471,307	$ 533,992	$ 711,103	$ 614,121
Retired fixed assets					89,562	549,104
Gain on sale of assets					0	212,831
Loss on sale of assets	431,183		389,522			$ 212,831
Aircraft [Member]
Property, Plant and Equipment [Line Items]
Sold aircraft			1,100,000
Closing cost			1,500
Carrying amount	1,141,661		1,141,661
Loss on sale of assets			41,661
Building [Member]
Property, Plant and Equipment [Line Items]
Sold aircraft	5,900,000		5,900,000
Closing cost	7,194		7,194
Carrying amount	5,461,623		5,461,623
Loss on sale of assets	$ 431,183		$ 431,183